Gain on Disposal of Subsidiaries and Other Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Feb. 28, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Contingent consideration receivable - current	$ 1,062		$ 1,062		$ 1,498
Contingent consideration receivable - non-current	2,446		2,446		3,312
(Loss) / gain on disposal of subsidiaries and other assets, net	(880)	$ (196)	(2,007)	$ 254
Direct Marketing Payment Processing Business Line [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Cash consideration						$ 1,948
Contingent consideration receivable earned	$ 3,508		3,508		$ 4,810	$ 50,000
Gain on disposal of subsidiary			$ 739	739
Impairment expense on goodwill and other assets				$ 638